LOANS AND PAYMENT PLAN RECEIVABLES, Aging Analysis of Loans by Class (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Aging analysis of loans by class [Abstract]
Total		$ 14,476	$ 12,795
Loans not Past Due		2,718,894	2,578,263
Total loans recorded investment		2,733,370	2,591,058
Accrued interest included in recorded investment		8,347	8,538
Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		7,449	4,960
Accrued interest included in recorded investment		74	44
Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		2,936	820
Accrued interest included in recorded investment		34	11
Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		4,091	7,015
Accrued interest included in recorded investment		0	0
Loans Past Due Total [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		108	55
Loans Not Past Due [Member]
Aging analysis of loans by class [Abstract]
Accrued interest included in recorded investment		8,239	8,483
Commercial [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		1,169,693	1,147,892
Accrued interest included in recorded investment		2,998	3,411
Commercial [Member] | Commercial and Industrial [Member]
Aging analysis of loans by class [Abstract]
Total		391	1,582
Loans not Past Due		564,480	580,935
Total loans recorded investment		564,871	582,517
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	1,582
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		289	0
Commercial [Member] | Commercial and Industrial [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		102	0
Commercial [Member] | Commercial Real Estate [Member]
Aging analysis of loans by class [Abstract]
Total		912	0
Loans not Past Due		603,910	565,375
Total loans recorded investment		604,822	565,375
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		177	0
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		0	0
Commercial [Member] | Commercial Real Estate [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		735	0
Mortgage [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		1,103,066	1,046,987
Accrued interest included in recorded investment	[1]	4,155	4,097
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member]
Aging analysis of loans by class [Abstract]
Total		2,794	184
Loans not Past Due		398,759	313,154
Total loans recorded investment		401,553	313,338
Accrued interest included in recorded investment	[1]	1,139	851
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,757	0
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		1,037	0
Mortgage [Member] | 1-4 Family Owner Occupied - Jumbo [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		0	184
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member]
Aging analysis of loans by class [Abstract]
Total		4,911	5,188
Loans not Past Due		342,349	362,767
Total loans recorded investment		347,260	367,955
Accrued interest included in recorded investment	[1]	1,662	1,789
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		2,672	1,519
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		852	145
Mortgage [Member] | 1-4 Family Owner Occupied - Non-jumbo [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		1,387	3,524
Mortgage [Member] | 1-4 Non-owner Occupied [Member]
Aging analysis of loans by class [Abstract]
Total		1,454	1,573
Loans not Past Due		168,083	162,673
Total loans recorded investment		169,537	164,246
Accrued interest included in recorded investment	[1]	586	550
Mortgage [Member] | 1-4 Non-owner Occupied [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		695	265
Mortgage [Member] | 1-4 Non-owner Occupied [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		136	49
Mortgage [Member] | 1-4 Non-owner Occupied [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		623	1,259
Mortgage [Member] | 1-4 Family - 2nd Lien [Member]
Aging analysis of loans by class [Abstract]
Total		1,385	1,039
Loans not Past Due		115,157	118,628
Total loans recorded investment		116,542	119,667
Accrued interest included in recorded investment	[1]	502	544
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		909	446
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		90	100
Mortgage [Member] | 1-4 Family - 2nd Lien [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		386	493
Mortgage [Member] | Resort Lending [Member]
Aging analysis of loans by class [Abstract]
Total		982	1,007
Loans not Past Due		67,192	80,774
Total loans recorded investment		68,174	81,781
Accrued interest included in recorded investment	[1]	266	363
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		364	252
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		53	0
Mortgage [Member] | Resort Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		565	755
Installment [Member]
Aging analysis of loans by class [Abstract]
Total loans recorded investment		460,611	396,179
Accrued interest included in recorded investment	[1]	1,194	1,030
Installment [Member] | Boat Lending [Member]
Aging analysis of loans by class [Abstract]
Total		532	777
Loans not Past Due		202,750	169,117
Total loans recorded investment		203,282	169,894
Accrued interest included in recorded investment	[1]	490	403
Installment [Member] | Boat Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		337	316
Installment [Member] | Boat Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		107	295
Installment [Member] | Boat Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		88	166
Installment [Member] | Recreational Vehicle Lending [Member]
Aging analysis of loans by class [Abstract]
Total		261	56
Loans not Past Due		153,184	125,780
Total loans recorded investment		153,445	125,836
Accrued interest included in recorded investment	[1]	378	311
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		161	28
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		97	21
Installment [Member] | Recreational Vehicle Lending [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		3	7
Installment [Member] | Other [Member]
Aging analysis of loans by class [Abstract]
Total		854	1,389
Loans not Past Due		103,030	99,060
Total loans recorded investment		103,884	100,449
Accrued interest included in recorded investment	[1]	326	316
Installment [Member] | Other [Member] | Loans Past Due, 30-59 days [Member]
Aging analysis of loans by class [Abstract]
Total		377	552
Installment [Member] | Other [Member] | Loans Past Due, 60-89 days [Member]
Aging analysis of loans by class [Abstract]
Total		275	210
Installment [Member] | Other [Member] | Loans Past Due, 90+ days [Member]
Aging analysis of loans by class [Abstract]
Total		$ 202	$ 627

[1]	Credit scores have been updated within the last twelve months.